Received SEC

MAY 16 2017

Washington, DC 20549

NYSE

CERTNYS
001-04802

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

17010365

May 16, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Becton, Dickinson and Company Depositary Shares, each Representing a 1/20th Interest in a Share of 6.125% Mandatory Convertible Preferred Stock, Series A, $1.00 par value of Becton, Dickinson and Company under the Exchange Act of 1934.

Sincerely,

Silvio Conte